SCHEDULE OF WARRANTS ACTIVITIES (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 23, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants, Outstanding, Beginning Balance		283,650,000	262,725,000
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.32627	$ 0.23875
Warrants, Granted			40,925,000	262,725,000
Weighted Average Exercise Price, Outstanding, Granted			$ 0.82643	$ 0.0023875
Warrants, Exercised		(10,000,000)	(20,000,000)
Weighted Average Exercise Price, Outstanding, Exercised		$ 0.20	$ 0.20
Warrants, Exercised		10,000,000	20,000,000
Warrants, Forfeited
Weighted Average Exercise Price, Outstanding, Forfeited
Warrants, Expired
Weighted Average Exercise Price, Outstanding, Expired
Warrants, Outstanding, Ending Balance		273,650,000	283,650,000	262,725,000
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 1.00	$ 0.33088	$ 0.32627	$ 0.23875
Warrants, Intrinsic Value			$ 18,400,000	$ 104,800,000
Warrants, Weighted Average Remaining Contractual Life	1 year	1 year 11 months 12 days	2 years 2 months 8 days	1 year 10 months 17 days